UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3896

FPA Perennial Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Perennial Fund, Inc.,
11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

ITEM 1. Schedule of Investments.

FPA Perennial Fund, Inc.

Portfolio of Investments

March 31, 2008 (unaudited)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS

BUSINESS SERVICES & SUPPLIES — 29.3%
Brady Corporation	360,300	$12,044,829
Charles River Laboratories International, Inc.*	329,800	19,438,412
CLARCOR, Inc.	265,100	9,424,305
Copart, Inc.*	211,700	8,205,492
Invitrogen Corporation*	179,000	15,299,130
Landauer, Inc.	9,200	463,128
Manpower Inc.	177,400	9,980,524
ScanSource, Inc.*	614,144	22,225,871
		$97,081,691
PRODUCER DURABLE GOODS — 14.3%
Franklin Electric Co., Inc.	219,800	$7,510,566
Graco Inc.	224,500	8,140,370
HNI Corporation	337,800	9,083,442
IDEX Corporation	340,150	10,439,204
Zebra Technologies Corporation (Class A)*	367,200	12,235,104
		$47,408,686
TECHNOLOGY — 13.4%
Cognex Corporation	561,100	$12,248,813
Maxim Integrated Products, Inc.	294,200	5,998,738
Microchip Technology Incorporated	353,900	11,583,147
Plantronics, Inc.	606,000	11,701,860
SanDisk Corporation*	128,400	2,897,988
		$44,430,546
RETAILING — 11.6%
CarMax, Inc.*	797,900	$15,495,218
O’Reilly Automotive, Inc.*	485,200	13,837,904
Signet Group plc	7,500,000	9,225,000
		$38,558,122
ENERGY — 10.2%
Helix Energy Solutions Group, Inc.*	453,700	$14,291,550
Noble Corporation	392,400	19,490,508
		$33,782,058
HEALTH CARE — 7.6%
AmSurg Corporation*	249,300	$5,903,424
Bio-Rad Laboratories, Inc. (Class A)*	95,900	8,530,305
Lincare Holdings Inc.*	377,000	10,597,470
		$25,031,199
TRANSPORTATION — 6.9%
Heartland Express, Inc.	773,900	$11,035,814
Knight Transportation, Inc.	711,300	11,707,998
		$22,743,812
FINANCIAL — 2.6%
Brown & Brown, Inc.	501,600	$8,717,808

CONSUMER DURABLE GOODS — 0.2%
Polaris Industries Inc.	14,700	$602,847

TOTAL COMMON STOCKS — 96.1% (Cost $248,960,640)		$318,356,769

SHORT-TERM INVESTMENT — 3.2% (Cost $10,505,000)
General Electric Capital Corporation — 2.2% 4/1/08	$10,505,000	$10,505,000

TOTAL INVESTMENTS — 99.3% (Cost $259,465,640)(A)		$328,861,769
Other assets and liabilities, net — 0.7%		2,426,379
TOTAL NET ASSETS — 100%		$331,288,148

*Non-income producing security

(A) For Federal income tax purposes, net unrealized appreciation consists of:

Gross unrealized appreciation:	$83,825,026
Gross unrealized depreciation:	(15,156,428)
Net unrealized appreciation:	$68,668,598

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	May 23, 2008

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	May 23, 2008